Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 938,900	$ 877,245	$ 33,138,000,000